Share-based Payments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based Payments
25.	Share-based Payments
Details of share-based payments granted by the Controlling to executives and employees, including the CEO, by the resolution of the
Board
of
Directors
for the years ended December 31, 2021 and 2022, are as follows:

2021
( i n share)	15th grant
Grant date	June 17, 2021
Grantee	CEO , internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 32,397
Total compensation costs (in Korean won)	￦ 5,005 million
Estimated exercise date (exercise date)	May 11, 2022
Valuation method	Fair value method

( i n share)	Employee wage negotiation
Grant date	September 6, 2021
Grantee	All employees
Vesting conditions	Current employees as of September 6, 2021
Fair value per option (in Korean won)	￦ 30,950
Total compensation costs (in Korean won)	￦ 40,083 million
Estimated exercise date (exercise date)	December 10, 2021
Valuation method	Fair value method

2022
(in share)	16th grant
Grant date	June 9, 2022
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 36,941
Total compensation costs (in Korean won)	￦ 6,222 million
Estimated exercise date (exercise date)	During 2023
Valuation method	Fair value method

Changes in the number of stock options and the weighted-average exercise price as at December 31, 2021 and 2022, are as follows:

(In share)	2021
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
14th grant	398,856	—	(264,286)	(134,570)	—	—
15th grant	—	284,209	—	—	284,209	—
Employee wage negotiation	—	1,432,332	—	(1,432,332)	—	—

Total	398,856	1,716,541	(264,286)	(1,566,902)	284,209	—

(In share)	2022
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
15th grant	284,209	—	(155,286)	(128,923)	—	—
16th grant	—	258,509	—	—	258,509	—

Total	284,209	258,509	(155,286)	(128,923)	258,509	—

1	The weighted average price of ordinary shares at the time of exercise , during the year ended December 31, 2022 is ￦ 35,450 (2021: ￦ 31,122).